Background	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background

(1)Background

Carisma Therapeutics Inc., a Delaware corporation (collectively with its subsidiaries, the Company), is a biotechnology company focused on applying its industry leading expertise in macrophage engineering to develop transformative therapies to treat serious diseases including liver fibrosis and cancer.

In March and December 2024, the Company’s board of directors approved revised operating plans to reduce monthly operating expenses, conserve cash, and refocus the Company’s efforts on strategic priorities. As part of these plans, in March 2024 the Company elected to cease further development of its first lead product candidate, CT-0508. In December 2024 as part of the plan, the Company elected to cease further development of its then lead product candidate, CT-0525, following an assessment of the competitive landscape in anti-HER2 treatments and the impact of recently approved therapies on HER2 antigen loss/downregulation, and the effects on the future development strategy of any anti-HER2 product.

As part of a further revised plan approved by the Company’s board of directors on March 25, 2025 to preserve the Company’s existing cash resources following its reduction in workforce, as further discussed below (the cash preservation plan), the Company reduced its operations to those necessary to identify and explore a range of strategic alternatives to maximize value and prepare to wind down its business. The cash preservation plan prioritizes payments necessary and appropriate for those reduced operations and those that will help to evaluate our strategic alternatives. Potential strategic alternatives to be explored and evaluated may include, among other transactions, the sale, license, monetization or divestiture of one or more of the Company’s assets or technologies, a strategic collaboration or partnership with one or more parties or the merger or sale of the Company. Any future resumption of research and development activities would depend on completing a strategic transaction that would support the Company’s prior operating plans or otherwise obtaining significant additional funding.

As part of the cash preservation plan, the board of directors determined to terminate all of its employees not deemed necessary to pursue strategic alternatives and execute an orderly wind down of our operations. Affected employees were informed of the reduction in workforce on March 25, 2025, which became effective on March 31, 2025. The reduction in workforce included 37 of the Company’s full-time employees representing approximately 84% of the Company’s total workforce, including certain employees engaged in research and development, manufacturing and corporate activities. The Company incurred approximately $3.4 million in connection with the reduction in workforce during the three months ended March 31, 2025 and expects to incur an additional $0.4 million in the second quarter of 2025 related to further potential terminations, which primarily represents one-time employee termination benefits directly associated with the workforce reduction. The Company expects to pay the majority of related reduction in workforce amounts by the end of 2025.

NASDAQ Compliance

On October 10, 2024, the Company received written notice from The Nasdaq Stock Market LLC (Nasdaq) indicating that the Company no longer satisfied Nasdaq Listing Rule 5450(b)(2)(A), which requires the Company to maintain a minimum market value of listed securities (MVLS) of $50.0 million (the MVLS Rule) for continued listing on The Nasdaq Global Market. In accordance with Nasdaq Listing Rule 5810(c)(3) (the Grace Period Rule), the Company had 180 calendar days, or until April 8, 2025 (the Compliance Date), to regain compliance with the MVLS Rule.

On April 10, 2025, Nasdaq notified the Company that, based upon the Company’s continued non-compliance with the MVLS Rule, as of the Compliance Date, the Company’s securities were subject to delisting from Nasdaq unless the Company requested a hearing before the Nasdaq Hearings Panel (the Panel). The Company has requested a hearing before the Panel, which is scheduled to be held on May 22, 2025. The request has stayed any further suspension or delisting action by Nasdaq at least until the hearing is held and any extension that the Panel may grant to the Company following the hearing has expired. There can be no assurance that the Panel will grant the Company’s request for continued listing.

Also on April 10, 2025, Nasdaq notified the Company that it no longer satisfied Nasdaq Listing Rule 5450(b)(2)(C), which requires the Company to maintain a minimum market value of publicly held shares (MVPHS) of $15.0 million (the MVPHS Rule) for continued listing on The Nasdaq Global Market. In accordance with the Grace Period Rule, the Company has 180 calendar days, or until October 7, 2025, to regain compliance with the MVPHS Rule.

Additionally, and as previously disclosed, on January 6, 2025, Nasdaq notified the Company that it no longer satisfied Nasdaq Listing Rule 5450(a)(1), which requires the Company to maintain a minimum bid price of $1.00 per share (the Bid Price Rule together with the MVLS Rule and the MVPHS Rule, the Price-based Rules) for continued listing on The Nasdaq Global Market. In accordance with the Grace Period Rule, the Company has 180 calendar days, or until July 7, 2025, to regain compliance with the Bid Price Rule.

To evidence compliance with the Price-based Rules, an issuer must evidence compliance with the applicable minimum threshold for at least ten, but generally not more than 20, consecutive business days. Although the Company is considering all available options to regain compliance with the applicable listing criteria, there can be no assurance that the Company will be able to do so.

(1)Background

Overview

Carisma Therapeutics Inc., a Delaware corporation (collectively with its subsidiaries, the Company), biotechnology company focused on applying its industry leading expertise in macrophage engineering to develop transformative therapies to treat serious diseases including liver fibrosis and cancer.

In March and December 2024, the Company and its board of directors approved revised operating plans to reduce monthly operating expenses, conserve cash, and refocus its efforts on strategic priorities. As part of these plans, in March 2024 the Company elected to cease further development of its first lead product candidate, CT-0508. In December 2024 as part of the plan, the Company elected to cease further development of its then lead product candidate, CT-0525, following an assessment of the competitive landscape in anti-HER2 treatments and the impact of recently approved therapies on HER2 antigen loss/downregulation, and the effects on the future development strategy of any anti-HER2 product.

As part of its cost-reduction initiatives in 2024, the Company implemented workforce reductions during 2024, resulting in the termination of 62 full-time employees (representing approximately 58.0% of the Company’s total workforce), across research and development and general and administrative functions. The workforce reduction resulted in $4.1 million of severance related costs, of which $2.0 million and $2.1 million are included within general and administrative and research and development expense, respectively, in the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2024, $2.7 million in severance costs were accrued in the accompanying consolidated balance sheets. The Company may also incur other charges or cash expenditures not currently contemplated due to events that may occur as a result of, or associated with, the 2024 reduction in workforce.

On October 10, 2024, the Company received written notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (Nasdaq) notifying the Company that our common stock was not in compliance with Nasdaq Listing Rule 5450(b)(2)(A), or the MVLS Requirement, which requires the Company to maintain a minimum market value of listed securities of $50,000,000. The Company has 180 calendar days, or until April 8, 2025, to regain compliance with the MVLS Requirement.

On January 6, 2025, the Company received a separate written notice from Nasdaq notifying the Company that, based upon the closing bid price of its common stock for the last 38 consecutive business days, the Company was not in compliance with Nasdaq Listing Rule 5450(a)(1) (the Bid Price Rule), which requires the Company to maintain a minimum bid price of $1.00 per share. The Company has 180 calendar days, or until July 7, 2025, to regain compliance with the Bid Price Rule.